Trade receivables (Details 3) $ in Millions	Dec. 31, 2022 ARS ($)
Five percent increase in uncollectiibility rate estimate member
IfrsStatementLineItems [Line Items]
Allowance	$ 4,866
Variation	232
Five percent decrease in uncollectiibility rate estimate member
IfrsStatementLineItems [Line Items]
Allowance	4,401
Variation	$ (233)